Transfers of Financial Assets - Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Repurchase agreements and securities lending transactions [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	¥ 7,631,722	¥ 7,730,783
Carrying amount of associated liabilities	6,530,794	7,271,817
Loans and advances [member] | Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	1,478,989	1,432,966
Carrying amount of associated liabilities	1,189,055	1,154,831
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,663,279	1,615,329
Fair value of associated liabilities	1,240,199	1,207,899
Net position	423,080	407,430
Loans and advances [member] | Corporate loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	778,559	857,690
Carrying amount of associated liabilities	770,434	853,207
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	781,864	861,824
Fair value of associated liabilities	770,605	853,551
Net position	¥ 11,259	8,273
Loans and advances [member] | Others [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets		49,151
Carrying amount of associated liabilities		40,584
For those liabilities that have recourse only to the transferred assets:
Fair value of assets		48,254
Fair value of associated liabilities		40,870
Net position		¥ 7,384